Investment in an affiliate	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in an affiliate

12.	Investment in an affiliate

Investment in an affiliate represent investment in ENS, which consists of investment in Purchased Common Stock and Convertible Preferred Stock of ENS (See Note 3 — Business Acquisitions). During the year ended December 31, 2015, provision for decline in value of $1,090, which is considered to be other-than-temporary, was recorded under loss on investment in an affiliate in the consolidated statement of operations. As at December 31, 2015, the carrying amounts of investments in Purchased Common Stock and Convertible Preferred Stock were $1,841 and $12,109 respectively.

Summarized unaudited financial information of ENS as of and for the year ended December 31, 2015 follows:

December 31, 2015 (unaudited)
Financial position
Current assets	37,857
Property, plant, and equipment, net	3,795
Other assets	3,143

Total assets	$44,795
Current liabilities	3,493
Long-term debt	14,178

Total liabilities	17,671
Stockholders’ equity	27,124

Total liabilities and stockholders’ equity	$44,795

July 1, 2015 through December 31, 2015* (unaudited)
Sales	$655

Net loss	(8,352)
Net loss attributed to noncontrolling interest	(149)

Net loss attributed to the shareholders of ENS	$(8,203)
Preferred stock dividend	(147)

Net loss attribute to common stockholders of ENS	$(8,350)

Net loss attributable to the Company	$(1,403)

*	The results of ENS during the period from July 1, 2015 to July 13, 2015, the date of acquisition of the Purchased Common Stock is considered to be immaterial.

The difference between the carrying value of the Company’s investment in the Purchased Common Stock and the amount of the underlying equity in the net assets of ENS is as follows:

December 31, 2015
Underlying equity in net assets of ENS (16.8% of net assets of ENS)	$4,285
Difference between the cost of investment and the underlying equity in net assets	(2,444)

Investment in Purchased Common Stock	$1,841